Acquisition of SugarLeaf Labs - Summary of Movement Following Effects on the Contingent Consideration at the Acquisition Date (Details) - SugarLeaf	Jul. 24, 2019 CAD ($)
Risk-adjusted Discount Rate to Reflect 1% Movement
Disclosure Of Business Combinations [Line Items]
Effect of change in assumption on contingent consideration - (Increase)	$ (1,132,548)
Effect of change in assumption on contingent consideration - Decrease	1,162,472
Risk-adjusted Discount Rate to Reflect 1% Movement | Contingent consideration - Classified as a liability
Disclosure Of Business Combinations [Line Items]
Effect of change in assumption on contingent consideration - (Increase)	(1,076,784)
Effect of change in assumption on contingent consideration - Decrease	1,105,768
Risk-adjusted Discount Rate to Reflect 1% Movement | Contingent consideration - Classified as contributed surplus
Disclosure Of Business Combinations [Line Items]
Effect of change in assumption on contingent consideration - (Increase)	(55,764)
Effect of change in assumption on contingent consideration - Decrease	56,704
Hemp Derived CBD Refined Oil Pricing to Reflect 10% Movement
Disclosure Of Business Combinations [Line Items]
Effect of change in assumption on contingent consideration - (Increase)	5,765,653
Effect of change in assumption on contingent consideration - Decrease	(18,166,584)
Hemp Derived CBD Refined Oil Pricing to Reflect 10% Movement | Contingent consideration - Classified as a liability
Disclosure Of Business Combinations [Line Items]
Effect of change in assumption on contingent consideration - (Increase)	5,765,653
Effect of change in assumption on contingent consideration - Decrease	$ (18,166,584)